Post-retirement defined benefit schemes - Principal Assumptions (Details)	Jun. 30, 2020	Dec. 31, 2019
Employee benefits
Discount rate	1.54%	2.05%
Rate of inflation:
Rate of salary increases	0.00%	0.00%
Weighted-average rate of increase for pensions in payment	2.52%	2.57%
RPI [Member]
Rate of inflation:
Price Index	2.85%	2.94%
CPI [Member]
Rate of inflation:
Price Index	1.90%	1.99%